Income Tax (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Effective income tax rate	29.90%	20.50%	34.70%
Effective Income Tax Rate Continuing Operations Change	9.40%
Other Amounts Related To Income Taxes		$ 1,900,000
Unrecognized Tax Benefits, Period Increase (Decrease)	100,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	100,000	200,000
Tax Credit Carryforward [Line Items]
Valuation allowance - non-current	1,787,000	390,000
Deferred Income Tax Asset, Net	6,997,000	8,412,000
Deferred Tax Assets, Net, Noncurrent	14,829,000
Deferred Income Taxes, Net		339,000
New York [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	800,000
Expiration Date	Dec. 31, 2030
California [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	1,300,000
Expiration Date	Dec. 31, 2025
Wisconsin [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 1,800,000
Expiration Date	Dec. 31, 2030